Document and Entity Information	Jul. 25, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001552275
Document Type	8-K/A
Document Period End Date	Jul. 25, 2024
Entity Registrant Name	SUNOCO LP
Entity Incorporation State Country Code	DE
Entity File Number	001-35653
Entity Tax Identification Number	30-0740483
Entity Address, Address Line One	8111 Westchester Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	(214)
Local Phone Number	981-0700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units Representing Limited Partner Interests
Trading Symbol	SUN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On July 25, 2024, Sunoco LP (the “Partnership”) filed a Current Report on Form 8-K (the “Original Report”) with the Securities and Exchange Commission to announce the approval of its distribution for the quarter ended June 30, 2024. This Amendment No. 1 to the Original Report amends Item 8.01 to correct the distribution date of record for unitholders to August 9, 2024 and Item 9.01 to correct the Press Release of the Partnership, dated July 25, 2024, for the correct quarterly distribution of $0.8756 per common unit and to correct the distribution date of record for unitholders to August 9, 2024. No other changes have been made to the Original Report.